Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Cost recoveries from associates	$ (677)	$ (532)
Employee benefit expenses	14,015	22,432
Employee benefit expenses [Member]
Statements Line Items
Salaries and wages	12,705	15,501
Share-based compensation	5,791	10,524
Cost recoveries from associates	(4,481)	(3,593)
Employee benefit expenses	$ 14,015	$ 22,432